10-K Share-based compensation - Schedule of share-based payment arrangement expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based payment arrangements
Share-based compensation	$ 9,664	$ 4,624	$ 35,736	$ 25,696	$ 20,010
Share-based compensation expense: equity-classified awards
Share-based payment arrangements
Share-based compensation			30,707	25,696	20,010
Stock options
Share-based payment arrangements
Share-based compensation	1,659	1,850	8,268	9,374	7,591
Performance stock units
Share-based payment arrangements
Share-based compensation	3,789	510	10,660	1,705	501
Restricted stock units
Share-based payment arrangements
Share-based compensation	$ 4,216	$ 2,264	11,779	14,617	11,918
Share-based compensation expense: liability-settled awards
Share-based payment arrangements
Share-based compensation			5,029	0	0
Virtual share option awards
Share-based payment arrangements
Share-based compensation			$ 5,029	$ 0	$ 0